Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Class A [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares outstanding	7,948,405	7,948,405	40,000,000
Temporary equity, redemption price per share	$ 10.27	$ 10.03	$ 10
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock shares issued	7,948,405	7,948,405
Common stock shares outstanding	7,948,405	7,948,405
Common Class F [Member]
Temporary equity shares outstanding	1,250,000	1,250,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000	20,000,000	20,000,000
Common stock shares issued	5,000,000	10,000,000	10,000,000
Common stock shares outstanding	5,000,000	10,000,000	10,000,000
Non Redeemable Common Stock [Member]
Temporary equity shares outstanding	7,948,405	7,948,405	40,000,000
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0
Non Redeemable Common Stock [Member] | Previously Reported [Member]
Temporary equity shares outstanding		40,000,000